Inventories, Net	12 Months Ended
Dec. 31, 2024
Inventories, Net [Abstract]
INVENTORIES, NET

6. INVENTORIES, NET

Inventories, net consisted of the following:

	December 31, 2024	December 31, 2023
Raw materials	$3,317,887	$24,695,737
Finished goods	16,666,207	15,296,147
Goods in transit	—	8,108
Total inventories, net	$19,984,094	$39,999,992

For the year ended December 31, 2024, the Company provided inventory write-down of $2,536,668 against finished goods, because the carrying amount of certain finished goods were below net realizable value. For the year ended December 31, 2023 and for the period from its inception on November 8, 2022 through December 31, 2022, the Company did not provide inventory write-down.